Convertible Preferred Stock and Equity - Schedule of Key Inputs to Calculate Fair Value of Warrants (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected term	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Convertible Preferred Stock [Member]
Expected term			10 years
Volatility			55.00%
Risk-free interest rate			2.03%
Dividend yield	0.00%	0.00%
Minimum [Member] | Convertible Preferred Stock [Member]
Expected term	10 years	10 years
Volatility	61.00%	55.00%
Risk-free interest rate	0.93%	0.68%
Maximum [Member] | Convertible Preferred Stock [Member]
Expected term	12 years	12 years
Volatility	61.20%	61.00%
Risk-free interest rate	1.74%	0.93%